Related Party Transactions - Ben DeCosta (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Promissory note balance	$ 102,923,633	$ 88,996,117	$ 72,878,591
Related party
Related Party Transactions
Interest payable to related parties	37,850,832	32,599,048	26,307,393
Related party | Ben DeCosta
Related Party Transactions
Loan amount	$ 250,000	$ 250,000
Interest rate	15.00%	15.00%
Promissory note balance	$ 693,227	$ 619,897	534,047
Short term debt	250,000	250,000
Interest payable to related parties	$ 443,227	$ 369,897	$ 284,047